DEFERRED AMOUNTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
DEFERRED AMOUNTS AND OTHER ASSETS
Schedule of deferred amounts and other assets

December 31,	2015	2014
(millions of Canadian dollars)
Regulatory assets (Note 5)	1,662	1,752
Long-term portion of derivative assets (Note 24)	373	199
Affiliate long-term notes receivable (Note 30)	152	183
Contractual receivables	432	382
Deferred financing costs	200	166
Other	490	526
	3,309	3,208